Other Long-Term Liabilities (Details) - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014
Other Long Term Liabilities [Line Items]
Total other long-term liabilities		$ 4,768	$ 4,150
OCS [Member]
Other Long Term Liabilities [Line Items]
Liability for contingent consideration in respect of business combinations	[1]	$ 4,768	$ 4,150
OCS [Member] | Printar [Member]
Other Long Term Liabilities [Line Items]
Effective interest rate used in the capitalization of the liabilities to the OCS		13.00%	11.00%
OCS [Member] | SELA [Member]
Other Long Term Liabilities [Line Items]
Effective interest rate used in the capitalization of the liabilities to the OCS			21.00%

[1]	Liability to OCS is in respect of the acquisitions of Printar, SELA and new grants received in 2010 and 2009. See Note 1B for the effect of the Company's decision regarding SELA's future operations. The effective interest rate used in the capitalization of the liabilities to the OCS in respect of the acquisitions of Printar and SELA as of December 31, 2014 were 11% and 21%, respectively. (As of December 31, 2013, 10% and 21%, for Printar and SELA, respectively).